Segment information	12 Months Ended
Feb. 01, 2014
Segment information

2. Segment information

Effective with the fourth quarter of Fiscal 2014, management changed the Company’s segment reporting in order to align with a change in its organizational and management reporting structure. Signet’s sales are derived from the retailing of jewelry, watches, other products and services. Signet has identified two geographical reportable segments, being the US and UK divisions. These segments represent channels of distribution that offer similar merchandise and services and have similar marketing and distribution strategies. Both divisions are managed by executive committees, which report to Signet’s Chief Executive Officer, who reports to the Board. Each divisional executive committee is responsible for operating decisions within parameters set by the Board. The performance of each segment is regularly evaluated based on sales and operating income.

In the fourth quarter of Fiscal 2014, subsequent to the November 4, 2013 acquisition of a diamond polishing factory in Gaborone, Botswana, management established the Other operating segment which consists of all non-reportable segments including subsidiaries involved in the purchasing and conversion of rough diamonds to polished stones. This segment was determined to be non-reportable and will be aggregated with corporate administrative functions for segment reporting. Prior year results have been revised to reflect this change. All inter-segment sales and transfers are eliminated.

	Fiscal 2014	Fiscal 2013	Fiscal 2012
(in millions)
Sales:
US	$3,517.6	$3,273.9	$3,034.1
UK	685.6	709.5	715.1
Other	6.0	—	—

Total sales	$4,209.2	$3,983.4	$3,749.2

Operating income (loss):
US	$553.2	$547.8	$478.0
UK	42.4	40.0	56.1
Other	(25.1)	(27.3)	(26.7)

Total operating income	$570.5	$560.5	$507.4

Depreciation and amortization:
US	$88.8	$75.9	$69.0
UK	21.4	23.5	23.4
Other	—	—	—

Total depreciation and amortization	$110.2	$99.4	$92.4

Capital additions:
US	$134.2	$110.9	$75.6
UK	18.4	23.1	22.2
Other	0.1	0.2	—

Total capital additions	$152.7	$134.2	$97.8

	February 1, 2014	February 2, 2013	January 28, 2012
(in millions)
Total assets:
US	$3,311.0	$2,979.2	$2,747.5
UK	484.6	449.9	427.3
Other	233.6	289.9	436.6

Total assets	$4,029.2	$3,719.0	$3,611.4

Total long-lived assets:
US	$423.6	$377.5	$305.8
UK	81.1	76.8	77.0
Other	9.7	0.7	0.6

Total long-lived assets	$514.4	$455.0	$383.4

Total liabilities:
US	$1,299.3	$1,243.4	$1,166.3
UK	139.3	116.9	146.2
Other	27.5	28.8	19.8

Total liabilities	$1,466.1	$1,389.1	$1,332.3

Sales by product

	Fiscal 2014	Fiscal 2013	Fiscal 2012
(in millions)
Diamonds and diamond jewelry	$2,552.1	$2,410.7	$2,183.3
Gold, silver jewelry, other products and services	1,236.9	1,116.5	1,133.5
Watches	420.2	456.2	432.4

Total sales	$4,209.2	$3,983.4	$3,749.2

Sales to any individual customer were not significant to Signet’s consolidated sales.